Warrants - Type Of Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
May 31, 2020 CAD ($) $ / shares shares
Warrant
Warrants
Number of Warrants issued or issuable | shares	7,222,472
Weighted average price | $ / shares	$ 9.09
Warrants Issued, Value | $	$ 360
Warrant 2021
Warrants
Number of Warrants issued or issuable | shares	200,000
Weighted average price | $ / shares	$ 3.14
Warrants Issued, Value | $	$ 360
Warrent 2022
Warrants
Number of Warrants issued or issuable | shares	7,022,472
Weighted average price | $ / shares	$ 9.26